Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	gst6_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Government Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Government Fund	0.205%	0.16%

Investor Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.02%	0.27%
Service Fees	None	0.25%
All Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$138	$241	$542
Class C Shares
– Assuming complete redemption at end of period	$220	$375	$649	$1,432
– Assuming no redemption	$120	$375	$649	$1,432

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.22%	0.47%
Service Fees	None	0.25%
All Other Expenses[3]	0.22%	0.22%
Total Annual Fund Operating Expenses	0.63%	1.38%
Expense Limitation[4]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$182	$331	$767
Class C Shares
– Assuming complete redemption at end of period	$220	$417	$736	$1,640
– Assuming no redemption	$120	$417	$736	$1,640

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.08%	0.33%
Service Fees	None	0.25%
All Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.49%	1.24%
Expense Limitation[3]	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$151	$268	$610
Class C Shares
– Assuming complete redemption at end of period	$220	$387	$675	$1,495
– Assuming no redemption	$120	$387	$675	$1,495

Financial Square Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Government Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Government Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.02%	0.27%
Service Fees	None	0.25%
All Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$138	$241	$542
Class C Shares
– Assuming complete redemption at end of period	$220	$375	$649	$1,432
– Assuming no redemption	$120	$375	$649	$1,432

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Financial Square Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 542
Financial Square Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 220
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432
Goldman Sachs Investor Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Investor Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.22%	0.47%
Service Fees	None	0.25%
All Other Expenses[3]	0.22%	0.22%
Total Annual Fund Operating Expenses	0.63%	1.38%
Expense Limitation[4]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$182	$331	$767
Class C Shares
– Assuming complete redemption at end of period	$220	$417	$736	$1,640
– Assuming no redemption	$120	$417	$736	$1,640

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees. The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Investor Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	331
10 Years	rr_ExpenseExampleYear10	$ 767
Goldman Sachs Investor Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 220
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,640
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	417
5 Years	rr_ExpenseExampleNoRedemptionYear05	736
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,640
Goldman Sachs Investor Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Investor Funds	Current Fee	Reduced Fee
Tax-Exempt Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.08%	0.33%
Service Fees	None	0.25%
All Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.49%	1.24%
Expense Limitation[3]	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$151	$268	$610
Class C Shares
– Assuming complete redemption at end of period	$220	$387	$675	$1,495
– Assuming no redemption	$120	$387	$675	$1,495

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	268
10 Years	rr_ExpenseExampleYear10	$ 610
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 220
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	675
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,495

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.